INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	As of December 31, 2011
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB	RMB	RMB
Current portion:
Licensed copyrights	32,326	(16,248)	16,078

Non-current portion:
Licensed copyrights	346,566	(136,027)	210,539
Advertising license	1,510	(71)	1,439

	348,076	(136, 098)	211,978

	As of December 31, 2012
	Gross carrying value	Accumulated amortization	Net carrying value	Net carrying value
	RMB	RMB	RMB	US$
Current portion:
Intangible assets with definite useful lives
Licensed copyrights	38,151	(18,544)	19,607	3,147

Non-current portion:
Intangible assets with definite useful lives
Licensed copyrights	771,733	(421,063)	350,670	56,286
Advertising license	1,510	(130)	1,380	222
Technology	27,900	(1,976)	25,924	4,161
Non-compete agreement	8,200	(968)	7,232	1,161
Customer relationships	41,530	(2,941)	38,589	6,194
User generated content	62,300	(26,472)	35,828	5,751
Content produced	100	(100)	—	—
	913,273	(453,650)	459,623	73,775
Intangible assets with indefinite useful lives
Domain name, trademark and online video license	845,300	—	845,300	135,680
	1,758,573	(453,650)	1,304,923	209,455

Schedule of estimated amortization expense relating to existing intangible assets
	RMB	US$
Within 1 year	319,504	51,284
Between 1 and 2 years	102,366	16,431
Between 2 and 3 years	32,487	5,215
Between 3 and 4 years	14,334	2,301
Between 4 and 5 years	9,225	1,481